UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee,  WI  53202
 (Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
(Name and address of agent for service)

Registrant's telephone number, including area code  (415) 265-7167

Date of fiscal year end:  September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2014

REYNOLDS
BLUE CHIP
GROWTH FUND

Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

May 30, 2014

Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 25th Anniversary
The Reynolds Blue Chip Growth Fund celebrated its 25th Anniversary last summer.  It began operations on August 12, 1988.

Performance Highlights (March 31, 2014)
The annualized average total returns of the Reynolds Blue Chip Growth Fund (the “Fund” or the “Blue Chip Fund”) for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through March 31, 2014 were +22.51%, +10.28%, +20.23%, +9.61% and +8.94%, respectively.  The annualized average total returns for the Fund’s benchmark, the Standard & Poor’s 500 Index, for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through March 31, 2014 were +21.86%, +14.66%, +21.16%, +7.42% and +10.38%, respectively.  The performance of the Reynolds Blue Chip Growth Fund was -0.09% in the three months ended March 31, 2014. The performance of the Standard & Poor’s 500 Index was +1.81% in the three months ended March 31, 2014.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

___________

As stated in the Prospectus dated January 31, 2014 the expense ratio of the Fund is 1.59%.
____________

Web Site
Our website is reynoldsfunds.com. At our website you can access current information about your investment holdings.  You must first request a personal identification number (PIN) by calling our shareholder service representatives at 1-800-773-9665.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

Investment Strategy
We believe that stocks are currently selling at attractive valuations based on historical valuation measures.  One of these valuation measures is a company’s price earnings ratio relative to inflation, interest rates and the economic outlook.  Another valuation measure is a company’s price earnings ratio relative to its forecasted earnings growth rate (the PEG ratio).  Many stocks of high quality companies are currently selling at PE ratios and PEG ratios below their average historical ranges and we believe that they are attractively valued.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued, although at a moderate pace, so far in 2014.  The U.S. economic recovery continues to be affected by a number of secular factors that are altering the pace and composition of growth.  The economy in 2014 is being affected by sustained subpar growth, low inflation, good consumer spending, higher than normal unemployment, greater prudence and less speculation in lending, and reduced government spending including defense outlays.  The U.S. economy is growing, but at a lower than ideal rate.  For example, growth of 3.0% or better is needed to meaningfully reduce unemployment, which is currently around 6.3%.  The Federal Reserve’s third round of economic stimulus, which involves purchasing open-ended mortgage-backed securities, is continuing in 2014, although at a reduced rate.  This stimulus has tended to lower longer term interest rates and added a moderate amount to economic growth.  U.S. Gross Domestic Product (GDP) increased 1.9% in 2013, 2.8% in 2012 and 1.8% in 2011. GDP decreased at an estimated inflation-adjusted annual rate of -1.0% in the quarter ended March 31, 2014. For the rest of 2014, the outlook remains for modest, less than ideal growth, accompanied by higher than normal unemployment, modest inflation pressures, a strong private sector and a weaker public sector.  The economy will continue to be characterized by fiscal deficits.  The U.S. economy is forecast to expand at a 3.0% rate in the second calendar quarter and average close to 3.0% for the rest of the year.  GDP is forecast to increase 2.0% for the year ended December 31, 2014.

U.S. inflation numbers have been helped in the last few years by global competition and technology innovations that are helping to lower production and distribution costs. Inflation, as measured by the Consumer Price Index, increased 1.5% in 2013, 2.1% in 2012 and 3.1% in 2011. U.S. inflation is estimated to have increased at a 1.4% annual rate in the first quarter of 2014. U.S. inflation is forecast to increase 1.7% for the year ended December 31, 2014.

There are some current and potential economic and investment negatives at the present time including: (1) budget and debt limit problems; (2) U.S. and worldwide economic growth continues at a slower than ideal rate; (3) unemployment at 6.3% is still high; (4) there are some concerns about U.S. tax and spending policies; (5) mortgage rates are low, but mortgage credit is still somewhat tight; (6) the U.S. deficit needs to be reduced; and (7) problems with Russia and the Ukraine including possible effects on worldwide trade.

Some current and potential economic and investment positives are: (1) monetary policy and financial conditions generally are very supportive of growth; (2) fiscal drag, while still present, is much reduced; (3) public spending should rebound, following the reduction of the federal deficit and significant surpluses at the states level; (4) the economy has grown in the last eighteen quarters and growth should improve in the rest of 2014; (5) many companies have recently reported better than expected first quarter earnings and revenues; (6) the rise in residential property values and in stock market prices has added to net worth and households have strengthened their balance sheets; (7) employment and payrolls are increasing with unemployment currently at 6.3%, the lowest in more than five years – the 288,000 gain in employment in April was the biggest gain since January 2012; (9) Federal Reserve policy makers have said that they will maintain stimulus until the labor market improves further; (10) there has been an increase in the willingness of companies to commit capital as evidenced by the increase in merger and acquisition activity; (11) businesses have been able to use the credit markets to strengthen their balance sheets; (12) current valuations of stocks are below the midpoint of the historical average taking into consideration inflation and interest rates; (13) the U.S. economy currently has better fundamentals than the economies of most other industrialized countries; (14) global growth should accelerate from here; (15) central banks worldwide continue with monetary stimulus to boost growth; and (16) China’s economic growth rate seems to be stabilizing.

The World Economy
The global economic recovery that started in mid-2009 is continuing in 2014. There are better-than-expected developments in the Eurozone, the United Kingdom and Japan. The World Economy is forecast to increase 3.0% in 2014 after increasing 3.0% in 2013, 2.7% in 2012 and 4.0% in 2011.

Economic activity in the Eurozone continues to expand, although a fairly modest rate. There are very few inflationary pressures in the Eurozone at present. The Eurozone’s GDP is forecast to increase 1.2% in 2014, after decreasing 0.4% in 2013, decreasing 0.5% in 2012 and increasing 1.5% in 2011. The United Kingdom is currently the strongest economy in the Eurozone.  The United Kingdom’s GDP is forecast to increase 2.8% in 2014, after increasing 1.7% in 2013, 0.3% in 2012 and 0.7% in 2011.

Among larger industrialized economies, Japan’s GDP is forecast to increase 1.4% in 2014, after increasing 1.5% in 2013, 1.9% in 2012 and decreasing 0.7% in 2011.  Korea’s GDP is forecast to increase 3.2% in 2014 after increasing 3.0% in 2013, 2.0% in 2012 and 3.6% in 2011.  Canada’s GDP is forecast to increase 2.0% in 2014, after increasing 2.0% in 2013, 1.8% in 2012 and 2.5% in 2011.

The biggest developing economies are many times referred to as the “BRIC” economy, which is short for Brazil, Russia, India, and China. These economies are currently and are forecast to grow slower than was estimated six months ago.

China has the strongest growth among “developing economies”. China’s population is approximately 19% of the world’s total population of approximately seven billion.  In the second quarter of 2010, China overtook Japan and became the world’s second largest economy after the U.S.  It is the world’s fastest growing major economy.  Many economists believe that China has a particularly good long-term outlook.  Near term, however, there have been cross currents in China’s economic outlook.  China’s GDP is forecast to increase 7.2% in 2014, after increasing 7.7% in 2013, 7.7% in 2012 and 6.4% in 2011.

India’s population is approximately 17% of the world’s population.  It is the world’s second fastest growing major economy.  India’s GDP is forecast to increase 5.0% in 2014 after increasing 4.6% in 2013, 5.0% in 2012 and 6.6% in 2011.

Brazil is Latin America’s biggest economy. GDP is forecast to increase 2.3% in 2014 after increasing 2.3% in 2013, 0.9% in 2012 and 2.7% in 2011.  Russia’s GDP is forecast to decrease in 2014, after increasing 1% in 2013, 3.4% in 2012 and 4.3% in 2011.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth. The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies. The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies.  In addition, the Fund has investments in leading foreign headquartered companies, whose stocks in the form of American Depositary Receipts (ADRs) trade in the United States.  These ADRs are denominated in dollars and they must use U.S. GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR.  The Blue Chip Fund may hold up to 35% of its assets in ADRs.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations.  A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in worldwide “blue chip” growth companies.  These companies are defined as companies with a minimum market capitalization of $1 billion.  In the long-term these companies build value as their earnings grow.  This growth in value should ultimately be recognized in higher stock prices for these companies.

Industry Sectors(2) as of March 31, 2014

(2)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations
Long-term interest rates remain near historically low levels.  Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.
(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.
(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC.  This Fund is offered as a money market alternative to our shareholders.  The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund
Reynoldsfunds.com website:  You can access current information about your investment holdings via our website, reynoldsfunds.com.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values:  Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”.  The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions:  Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency:  Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly.  In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs.  These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting:  Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January.  The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment:  $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans:  All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds.  This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan:  For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing:  Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols:  Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager:  Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged.  Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder.  These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment.  These fees reduce a shareholder’s return.  The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders.  We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President
____________

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

Investors in the Fund may lose money.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Smaller and Medium Capitalization Companies Risk – The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Foreign Securities Risk – The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and different accounting methods.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, and Portfolio Turnover Risk.  For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2014.

Distributed by Rafferty Capital Markets, LLC

Reynolds Blue Chip Growth Fund
EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/13	Value 3/31/14	Period* 10/01/13-3/31/14
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,089.00	$8.07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80

*
Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2013 and March 31, 2014).

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

ASSETS:
Investments in securities, at value (cost $138,048,269)	$196,419,653
Cash	453,626
Receivable from investments sold	4,591,427
Receivable from shareholders for purchases	183,446
Dividends receivable	103,643
Prepaid expenses	103,326
Total assets	201,855,121
LIABILITIES:
Payable for investments purchased	1,547,005
Payable to shareholders for redemptions	610,938
Payable to adviser for management fees	168,996
Payable for distribution expenses	6,980
Other liabilities	120,194
Total liabilities	2,454,113
NET ASSETS	$199,401,008
NET ASSETS CONSISTS OF:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 2,679,638 shares outstanding	$133,567,381
Net unrealized appreciation on investments	58,371,384
Accumulated undistributed net realized gain on investments	8,112,066
Accumulated undistributed net investment loss	(649,823)
Net assets	$199,401,008
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($199,401,008 / 2,679,638 shares outstanding)	$74.41

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a)

COMMON STOCKS — 97.9% (a)

	Aerospace & Defense — 2.8%
1,200	AAR Corporation	$31,140
4,600	B/E Aerospace, Inc.*	399,234
4,400	The Boeing Company	552,156
3,800	Curtiss-Wright Corporation	241,452
1,300	Esterline Technologies Corporation*	138,502
8,200	Exelis, Inc.	155,882
14,300	GenCorp, Inc.*	261,261
2,800	General Dynamics Corporation	304,976
400	HEICO Corporation	24,064
11,600	Hexcel Corporation*	505,064
3,400	Honeywell International, Inc.	315,384
2,400	Huntington Ingalls Industries, Inc.	245,424
3,000	L-3 Communications Holdings, Inc.	354,450
1,000	Lockheed Martin Corporation	163,240
5,300	Northrop Grumman Corporation	653,914
500	Precision Castparts Corporation	126,380
1,000	Raytheon Company	98,790
3,500	Rockwell Collins, Inc.	278,845
1,200	Spirit AeroSystems Holdings, Inc.*	33,828
2,200	Teledyne Technologies, Inc.*	214,126
6,100	Textron, Inc.	239,669
400	TransDigm Group, Inc.	74,080

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Aerospace & Defense — 2.8% (Continued)
1,900	United Technologies Corporation	$221,996
		5,633,857

	Air Freight & Logistics — 0.3%
900	Expeditors International
	of Washington, Inc.	35,667
2,600	FedEx Corporation	344,656
1,900	United Parcel Service, Inc., Class B	185,022
		565,345

	Airlines — 2.9%
7,200	Alaska Air Group, Inc.	671,832
5,400	Allegiant Travel Company	604,422
23,200	American Airlines Group, Inc.*	849,120
200	Copa Holdings S.A., Class A	29,038
26,400	Delta Air Lines, Inc.	914,760
29,500	Hawaiian Holdings, Inc.*	411,820
4,500	JetBlue Airways Corporation*	39,105
4,800	Ryanair Holdings plc - SP-ADR*	282,288
2,900	SkyWest, Inc.	37,004
42,700	Southwest Airlines Company	1,008,147
10,100	Spirit Airlines, Inc.*	599,940
7,200	United Continental Holdings, Inc.*	321,336
		5,768,812

	Auto Components — 1.0%
1,200	Allison Transmission Holdings, Inc.	35,928
3,600	BorgWarner, Inc.	221,292
1,500	Delphi Automotive plc	101,790
600	Dorman Products, Inc.*	35,436
1,500	Drew Industries, Inc.	81,300
3,100	Gentherm, Inc.*	107,632
5,900	The Goodyear Tire & Rubber Company	154,167
4,200	Johnson Controls, Inc.	198,744
1,200	Lear Corporation	100,464
1,000	Magna International, Inc.	96,310
400	Strattec Security Corporation	28,892
4,800	Tenneco, Inc.*	278,736
5,800	TRW Automotive Holdings Corporation*	473,396
		1,914,087

	Automobiles — 0.5%
2,600	Harley-Davidson, Inc.	173,186
3,200	Tata Motors, Ltd. - SP-ADR	113,312
3,650	Tesla Motors, Inc.*	760,842
		1,047,340

	Beverages — 1.1%
1,700	The Boston Beer Company, Inc., Class A*	416,041
7,600	Coca-Cola Enterprises, Inc.	362,976
300	Coca-Cola Femsa,
	S.A.B. de C.V. - SP-ADR	31,656
6,800	Constellation Brands, Inc., Class A*	577,796
7,600	Dr Pepper Snapple Group, Inc.	413,896
3,600	Monster Beverage Corporation*	250,020
2,200	PepsiCo, Inc.	183,700
		2,236,085

	Biotechnology — 4.3%
3,500	ACADIA Pharmaceuticals, Inc.*	85,155
200	Acceleron Pharma, Inc.*	6,900
2,300	Alexion Pharmaceuticals, Inc.*	349,899
11,600	Alkermes plc*^	511,444
3,800	Amgen, Inc.	468,692
6,900	ARIAD Pharmaceuticals, Inc.*	55,614
600	Array BioPharma, Inc.*	2,820
4,100	BioCryst Pharmaceuticals, Inc.*	43,378
2,500	Biogen Idec, Inc.*	764,675
2,400	BioMarin Pharmaceutical, Inc.*	163,704
5,800	Celgene Corporation*	809,680
600	Clovis Oncology, Inc.*	41,562
400	Cubist Pharmaceuticals, Inc.*	29,260
2,200	Dendreon Corporation*	6,578
1,100	Exact Sciences Corporation*	15,587
1,100	Exelixis, Inc.*	3,894
6,100	Geron Corporation*	12,688
17,800	Gilead Sciences, Inc.*	1,261,308
2,000	Grifols S.A. - ADR	82,600
3,300	Halozyme Therapeutics, Inc.*	41,910
500	ImmunoGen, Inc.*	7,465
13,500	Incyte Corporation*	722,520
100	Intercept Pharmaceuticals, Inc.*	32,979
8,100	Isis Pharmaceuticals, Inc.*	350,001
3,200	Keryx Biopharmaceuticals, Inc.*	54,528
3,100	Ligand Pharmaceuticals, Inc.*	208,506
2,000	Medivation, Inc.*	128,740
7,000	NPS Pharmaceuticals, Inc.*	209,510
13,600	Orexigen Therapeutics, Inc.*	88,400
11,300	Peregrine Pharmaceuticals, Inc.*	21,470
5,800	Pharmacyclics, Inc.*	581,276
1,100	Puma Biotechnology, Inc.*	114,554
2,600	Raptor Pharmaceuticals Corporation*	26,000
1,200	Regeneron Pharmaceuticals, Inc.*	360,336
5,800	Repligen Corporation*	74,588

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Biotechnology — 4.3% (Continued)
6,500	Sarepta Therapeutics, Inc.*	$156,195
3,800	Seattle Genetics, Inc.*	173,128
1,300	Synageva BioPharma Corporation*	107,861
1,700	Theravance, Inc.*	52,598
2,300	United Therapeutics Corporation*	216,269
1,100	Vertex Pharmaceuticals, Inc.*	77,792
1,700	XOMA Corporation*	8,857
		8,530,921

	Building Products — 0.7%
7,700	A.O. Smith Corporation	354,354
1,200	AAON, Inc.	33,444
1,400	Armstrong World Industries, Inc.*	74,550
10,900	Fortune Brands Home & Security, Inc.	458,672
2,300	Lennox International, Inc.	209,093
5,600	Masco Corporation	124,376
2,400	USG Corporation*	78,528
		1,333,017

	Capital Markets — 5.0%
1,700	Affiliated Managers Group, Inc.*	340,085
6,900	Ameriprise Financial, Inc.	759,483
2,100	Artisan Partners Asset
	Management, Inc., Class A	134,925
6,000	The Bank of New York
	Mellon Corporation	211,740
1,100	BlackRock, Inc.	345,928
25,200	The Charles Schwab Corporation	688,716
4,900	Cowen Group, Inc., Class A*	21,609
29,000	E*TRADE Financial Corporation*	667,580
1,800	Eaton Vance Corporation	68,688
3,700	Evercore Partners, Inc., Class A	204,425
3,900	Federated Investors, Inc., Class B	119,106
11,100	Financial Engines, Inc.	563,658
4,600	Franklin Resources, Inc.	249,228
4,800	The Goldman Sachs Group, Inc.	786,480
700	HFF, Inc., Class A	23,527
8,700	Invesco, Ltd.	321,900
11,600	Janus Capital Group, Inc.	126,092
5,900	Legg Mason, Inc.	289,336
1,300	LPL Financial Holdings, Inc.	68,302
12,600	Morgan Stanley	392,742
1,500	Northern Trust Corporation	98,340
6,100	Piper Jaffray Companies, Inc.*	279,380
4,700	T. Rowe Price Group, Inc.	387,045
6,500	Raymond James Financial, Inc.	363,545
3,500	Safeguard Scientifics, Inc.*	77,630
9,900	SEI Investments Company	332,739
1,100	State Street Corporation	76,505
500	Stifel Financial Corporation*	24,880
21,300	TD Ameritrade Holding Corporation	723,135
1,400	Triangle Capital Corporation	36,246
1,000	UBS AG*	20,720
2,700	Virtus Investment Partners, Inc.*	467,559
9,100	Waddell & Reed Financial, Inc., Class A	669,942
3,000	WisdomTree Investments, Inc.*	39,360
		9,980,576

	Chemicals — 3.2%
300	Agrium, Inc.	29,256
800	Air Products & Chemicals, Inc.	95,232
2,700	Cabot Corporation	159,462
3,300	Chemtura Corporation*	83,457
4,300	The Dow Chemical Company	208,937
2,000	E.I. du Pont de Nemours & Company	134,200
3,500	Eastman Chemical Company	301,735
4,300	Ecolab, Inc.	464,357
3,000	Ferro Corporation*	40,980
8,600	FMC Corporation	658,416
6,400	Huntsman Corporation	156,288
4,100	International Flavors & Fragrances, Inc.	392,247
3,200	LyondellBasell Industries N.V., Class A	284,608
2,700	Monsanto Company	307,179
800	NewMarket Corporation	312,624
8,100	Olin Corporation	223,641
3,200	PolyOne Corporation	117,312
7,100	RPM International, Inc.	297,064
5,500	The Scotts Miracle-Gro
	Company, Class A	337,040
1,600	The Sherwin-Williams Company	315,408
7,400	Sigma-Aldrich Corporation	691,012
6,600	The Valspar Corporation	475,992
2,700	W.R. Grace & Company*	267,759
		6,354,206

	Commercial Banks — 2.0%
13,500	Bank of America Corporation	232,200
1,200	Bank of Hawaii Corporation	72,732
4,900	Bank of the Ozarks, Inc.	333,494
700	BB&T Corporation	28,119
9,200	CapitalSource, Inc.	134,228
400	CIT Group, Inc.	19,608

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Commercial Banks — 2.0% (Continued)
4,600	Citigroup, Inc.	$218,960
700	Columbia Banking System, Inc.	19,964
2,400	Comerica, Inc.	124,320
2,800	Eagle Bancorp, Inc.*	101,080
7,200	East West Bancorp, Inc.	262,800
4,900	Enterprise Financial Services Corporation	98,343
10,500	Fifth Third Bancorp	240,975
600	First Republic Bank	32,394
8,900	FirstMerit Corporation	185,387
1,800	Glacier Bancorp, Inc.	52,326
17,300	Huntington Bancshares, Inc.	172,481
1,700	JPMorgan Chase & Company	103,207
18,300	KeyCorp	260,592
500	Mercantile Bank Corporation	10,310
900	PNC Financial Services Group, Inc.	78,300
600	Prosperity Bancshares, Inc.	39,690
21,300	Regions Financial Corporation	236,643
2,900	SunTrust Banks, Inc.	115,391
20,200	Synovus Financial Corporation	68,478
4,500	Texas Capital Bancshares, Inc.*	292,230
600	The Toronto-Dominion Bank	28,170
3,400	U.S. Bancorp	145,724
4,400	Umpqua Holdings Corporation	82,016
1,500	Webster Financial Corporation	46,590
3,300	Wells Fargo & Company	164,142
		4,000,894

	Commercial Services & Supplies — 1.0%
7,700	Cintas Corporation	458,997
1,200	Copart, Inc.*	43,668
18,432	R.R. Donnelley & Sons Company	329,933
5,500	EnerNOC, Inc.*	122,540
6,900	KAR Auction Services, Inc.	209,415
5,100	Herman Miller, Inc.	163,863
2,800	Mobile Mini, Inc.	121,408
1,500	Pitney Bowes, Inc.	38,985
4,500	Tyco International, Ltd.	190,800
4,600	Waste Connections, Inc.	201,756
1,800	Waste Management, Inc.	75,726
		1,957,091

	Communications Equipment — 1.9%
1,500	ADTRAN, Inc.	36,615
7,500	Alcatel-Lucent - SP-ADR	29,250
1,200	ARRIS Group, Inc.*	33,816
23,400	Brocade Communications Systems, Inc.*	248,274
6,400	CalAmp Corporation*	178,368
3,400	F5 Networks, Inc.*	362,542
8,800	Finisar Corporation*	233,288
900	Harmonic, Inc.*	6,426
3,500	Harris Corporation	256,060
5,900	Infinera Corporation*	53,572
700	InterDigital, Inc.	23,177
9,600	Ituran Location and Control, Ltd.	239,520
1,600	JDS Uniphase Corporation*	22,400
7,000	Juniper Networks, Inc.*	180,320
1,400	Motorola Solutions, Inc.	90,006
1,700	NETGEAR, Inc.*	57,341
1,400	Plantronics, Inc.	62,230
6,100	Polycom, Inc.*	83,692
8,800	QUALCOMM, Inc.	693,968
8,600	RADWARE, Ltd.*	152,048
4,600	Riverbed Technology, Inc.*	90,666
1,200	Ruckus Wireless, Inc.*	14,592
1,500	Sierra Wireless, Inc.*	32,745
7,500	Sonus Networks, Inc.*	25,275
10,100	Ubiquiti Networks, Inc.*	459,247
400	ViaSat, Inc.*	27,616
		3,693,054

	Computers & Peripherals — 1.8%
4,300	3D Systems Corporation*	254,345
2,500	Apple, Inc.	1,341,850
1,400	BlackBerry, Ltd.*	11,312
1,300	Diebold, Inc.	51,857
6,800	Electronics for Imaging, Inc.*	294,508
900	EMC Corporation	24,669
3,200	Hewlett-Packard Company	103,552
600	Lexmark International, Inc., Class A	27,774
6,500	Nokia Oyj - SP-ADR*	47,710
5,600	SanDisk Corporation	454,664
6,000	Seagate Technology plc	336,960
1,300	Stratasys, Ltd.*	137,917
4,500	Western Digital Corporation	413,190
		3,500,308

	Construction & Engineering — 0.5%
3,200	Chicago Bridge & Iron
	Company N.V. NYS	278,880
2,600	EMCOR Group, Inc.	121,654
1,300	Fluor Corporation	101,049
7,800	Jacobs Engineering Group, Inc.*	495,300

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Construction & Engineering — 0.5% (Continued)
700	Quanta Services, Inc.*	$25,830
		1,022,713

	Construction Materials — 0.2%
1,500	CaesarStone Sdot-Yam, Ltd.	81,570
300	Eagle Materials, Inc.	26,598
1,000	Martin Marietta Materials, Inc.	128,350
2,900	Texas Industries, Inc.*	259,898
		496,416

	Consumer Finance — 0.8%
6,500	American Express Company	585,195
2,000	Capital One Financial Corporation	154,320
12,800	Discover Financial Services	744,832
500	Encore Capital Group, Inc.*	22,850
500	World Acceptance Corporation*	37,540
		1,544,737

	Consumer Services - Diversified — 0.1%
1,200	New Oriental Education & Technology
	Group, Inc. - SP-ADR	35,220
4,100	Sotheby’s	178,555
1,900	TAL Education Group - ADR*	42,788
		256,563

	Containers & Packaging — 0.4%
200	Avery Dennison Corporation	10,134
3,700	Ball Corporation	202,797
3,300	Bemis Company, Inc.	129,492
1,800	Owens-Illinois, Inc.*	60,894
3,800	Packaging Corporation of America	267,406
3,500	Sealed Air Corporation	115,045
2,100	Sonoco Products Company	86,142
		871,910

	Distributors — 0.1%
1,300	Genuine Parts Company	112,905

	Electric Utilities — 0.0%
1,000	Xcel Energy, Inc.	30,360

	Electrical Equipment — 1.1%
1,800	AMETEK, Inc.	92,682
3,800	Capstone Turbine Corporation*	8,094
2,600	Eaton Corporation plc	195,312
2,300	Emerson Electric Company	153,640
3,100	Franklin Electric Company, Inc.	131,812
3,400	FuelCell Energy, Inc.*	8,432
1,800	GrafTech International, Ltd.*	19,656
2,800	Hubbell, Inc., Class B	335,636
500	PowerSecure International, Inc.*	11,720
2,400	Rockwell Automation, Inc.	298,920
2,600	Roper Industries, Inc.	347,126
4,500	Sensata Technologies Holding N.V.*	191,880
7,800	Solarcity Corporation*	488,436
		2,283,346

	Electronic Equipment,
	Instruments & Components — 1.1%
2,200	Amphenol Corporation	201,630
500	Arrow Electronics, Inc.*	29,680
1,200	Avnet, Inc.	55,836
300	Belden, Inc.	20,880
4,300	Benchmark Electronics, Inc.*	97,395
2,500	CDW Corporation of Delaware	68,600
700	Checkpoint Systems, Inc.*	9,394
1,500	Cognex Corporation*	50,790
1,200	Coherent, Inc.*	78,420
2,500	Corning, Inc.	52,050
14,100	Flextronics International, Ltd.*	130,284
1,600	FLIR Systems, Inc.	57,600
6,000	InvenSense, Inc.*	142,020
1,900	Jabil Circuit, Inc.	34,200
400	Littelfuse, Inc.	37,456
2,800	Measurement Specialties, Inc.*	189,980
3,200	Methode Electronics, Inc.	98,112
800	Newport Corporation*	16,544
1,400	OSI Systems, Inc.*	83,804
500	Rogers Corporation*	31,210
8,900	Sanmina Corporation*	155,305
6,900	TE Connectivity, Ltd.	415,449
2,100	Trimble Navigation, Ltd.*	81,627
2,000	Zebra Technologies
	Corporation, Class A*	138,820
		2,277,086

	Energy Equipment & Services — 0.8%
2,100	Baker Hughes, Inc.	136,542
600	Exterran Holdings, Inc.	26,328
1,600	FMC Technologies, Inc.*	83,664
2,300	Halliburton Company	135,447
3,000	Helmerich & Payne, Inc.	322,680
4,900	Nabors Industries, Ltd.	120,785
1,400	Noble Corporation plc	45,836
3,500	Parker Drilling Company*	24,815
7,000	Patterson-UTI Energy, Inc.	221,760

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Energy Equipment & Services — 0.8% (Continued)
800	Rowan Companies plc, Class A*	$26,944
5,100	RPC, Inc.	104,142
1,800	Schlumberger, Ltd.	175,500
5,400	Weatherford International, Ltd.*	93,744
		1,518,187

	Financial Services - Diversified — 0.6%
4,500	Berkshire Hathaway, Inc., Class B*	562,365
1,700	CBOE Holdings, Inc.	96,220
1,500	CME Group, Inc.	111,015
700	Interactive Brokers Group, Inc., Class A	15,169
600	IntercontinentalExchange Group, Inc.	118,698
1,700	Leucadia National Corporation	47,600
1,600	McGraw Hill Financial, Inc.	122,080
500	MSCI, Inc.*	21,510
3,400	The NASDAQ OMX Group, Inc.	125,596
300	Texas Pacific Land Trust	38,850
		1,259,103

	Food & Staples Retailing — 1.0%
5,500	Costco Wholesale Corporation	614,240
4,800	CVS Caremark Corporation	359,328
300	PriceSmart, Inc.	30,279
29,900	Rite Aid Corporation*	187,473
700	Safeway, Inc.	25,858
1,200	United Natural Foods, Inc.*	85,104
4,600	Walgreen Company	303,738
1,400	Wal-Mart Stores, Inc.	107,002
5,900	Whole Foods Market, Inc.	299,189
		2,012,211

	Food Products — 0.9%
400	Diamond Foods, Inc.*	13,972
500	The Hain Celestial Group, Inc.*	45,735
300	The Hershey Company	31,320
3,100	Hormel Foods Corporation	152,737
11,400	Inventure Foods, Inc.*	159,372
1,200	The J.M. Smucker Company	116,688
3,400	Keurig Green Mountain, Inc.	359,006
600	Lifeway Foods, Inc.	8,820
500	McCormick & Company, Inc.	35,870
1,100	Mead Johnson Nutrition Company	91,454
1,500	Mondelez International, Inc., Class A	51,825
4,300	Pilgrim’s Pride Corporation*	89,956
5,800	SunOpta, Inc.*	68,498
2,500	TreeHouse Foods, Inc.*	179,975
2,800	Tyson Foods, Inc., Class A	123,228
6,800	WhiteWave Foods Company, Class A*	194,072
		1,722,528

	Gas Utilities — 0.0%
750	ONE Gas, Inc.*	26,947
1,300	UGI Corporation	59,293
		86,240

	Health Care Equipment & Supplies — 2.4%
1,600	Abbott Laboratories	61,616
2,600	Accuray, Inc.*	24,960
1,600	Align Technology, Inc.*	82,864
4,800	AtriCure, Inc.*	90,288
800	C.R. Bard, Inc.	118,384
1,000	Baxter International, Inc.	73,580
2,900	Becton, Dickinson and Company	339,532
27,000	Boston Scientific Corporation*	365,040
4,500	CareFusion Corporation*	180,990
3,500	Covidien plc	257,810
1,200	DENTSPLY International, Inc.	55,248
400	Edwards Lifesciences Corporation*	29,668
5,300	Endologix, Inc.*	68,211
400	Greatbatch, Inc.*	18,368
700	IDEXX Laboratories, Inc.*	84,980
4,400	Medtronic, Inc.	270,776
1,000	Natus Medical, Inc.*	25,800
800	Quidel Corporation*	21,840
1,700	ResMed, Inc.	75,973
1,800	Smith & Nephew plc - SP-ADR	137,664
19,800	The Spectranetics Corporation*	600,138
5,700	St. Jude Medical, Inc.	372,723
4,700	Stryker Corporation	382,909
2,000	Symmetry Medical, Inc.*	20,120
8,000	Varian Medical Systems, Inc.*	671,920
4,100	Zimmer Holdings, Inc.	387,778
		4,819,180

	Health Care Providers & Services — 2.8%
4,200	Acadia Healthcare Company, Inc.*	189,504
1,700	Addus HomeCare Corporation*	39,185
3,500	Aetna, Inc.	262,395
700	Air Methods Corporation*	37,401
1,100	AmerisourceBergen Corporation	72,149
4,800	AMN Healthcare Services, Inc.*	65,952
6,000	Cardinal Health, Inc.	419,880
700	Catamaran Corporation*	31,332
400	Cigna Corporation	33,492

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Health Care Providers &
	Services — 2.8% (Continued)
12,400	CorVel Corporation*	$617,024
1,600	DaVita HealthCare Partners, Inc.*	110,160
800	The Ensign Group, Inc.	34,912
5,200	Express Scripts Holding Company*	390,468
1,200	HCA Holdings, Inc.*	63,000
3,000	Humana, Inc.	338,160
300	Laboratory Corporation
	of America Holdings*	29,463
1,900	LifePoint Hospitals, Inc.*	103,645
4,600	McKesson Corporation	812,222
500	MEDNAX, Inc.*	30,990
600	Omnicare, Inc.	35,802
2,200	Patterson Companies, Inc.	91,872
6,400	Henry Schein, Inc.*	763,968
1,700	Tenet Healthcare Corporation*	72,777
1,800	UnitedHealth Group, Inc.	147,582
4,700	Universal Health Services, Inc., Class B	385,729
3,300	VCA Antech, Inc.*	106,359
2,500	WellPoint, Inc.	248,875
		5,534,298

	Health Care Technology — 0.5%
1,800	athenahealth, Inc.*	288,432
6,900	Cerner Corporation*	388,125
1,000	Computer Programs & Systems, Inc.	64,600
6,600	MedAssets, Inc.*	163,086
1,700	Medidata Solutions, Inc.*	92,378
		996,621

	Hotels, Restaurants & Leisure — 6.3%
600	500.com, Ltd. - ADR, Class A*	22,140
600	Bob Evans Farms, Inc.	30,018
2,400	Boyd Gaming Corporation*	31,680
7,800	Brinker International, Inc.	409,110
1,500	Buffalo Wild Wings, Inc.*	223,350
4,600	Burger King Worldwide, Inc.	122,130
1,900	Caesars Entertainment Corporation*	36,119
3,400	The Cheesecake Factory, Inc.	161,942
900	Chipotle Mexican Grill, Inc.*	511,245
800	Cracker Barrel Old Country Store, Inc.	77,792
700	Del Frisco’s Restaurant Group, Inc.*	19,530
1,200	DineEquity, Inc.	93,684
13,800	Domino’s Pizza, Inc.	1,062,186
6,700	Dunkin’ Brands Group, Inc.	336,206
3,500	Home Inns & Hotels
	Management, Inc. - ADR*	113,015
2,300	Hyatt Hotels Corporation, Class A*	123,763
3,800	InterContinental Hotels Group plc - ADR	123,120
6,800	Jack in the Box, Inc.*	400,792
9,600	Jamba, Inc.*	115,152
7,400	Las Vegas Sands Corporation	597,772
12,100	Marriott International, Inc., Class A	677,842
4,600	Marriott Vacations
	Worldwide Corporation*	257,186
31,500	Melco Crown Entertainment, Ltd. - ADR*	1,217,475
32,400	MGM Resorts International*	837,864
1,100	Monarch Casino & Resort, Inc.*	20,383
2,900	Panera Bread Company, Class A*	511,763
22,900	Papa John’s International, Inc.	1,193,319
1,600	Red Robin Gourmet Burgers, Inc.*	114,688
800	Royal Caribbean Cruises, Ltd.	43,648
19,500	Sonic Corporation*	444,405
7,700	Starbucks Corporation	565,026
7,600	Starwood Hotels &
	Resorts Worldwide, Inc.	604,960
12,100	The Wendy’s Company	110,352
3,500	Wyndham Worldwide Corporation	256,305
4,600	Wynn Resorts, Ltd.	1,021,890
600	Yum! Brands, Inc.	45,234
		12,533,086

	Household Durables — 1.5%
7,700	D.R. Horton, Inc.	166,705
500	Garmin, Ltd.	27,630
1,000	Harman International Industries, Inc.	106,400
10,300	Hovnanian Enterprises, Inc.*	48,719
1,900	iRobot Corporation*	77,995
13,200	Jarden Corporation*	789,756
2,300	La-Z-Boy, Inc.	62,330
8,200	Leggett & Platt, Inc.	267,648
3,600	Lennar Corporation	142,632
1,700	Mohawk Industries, Inc.*	231,166
3,400	Newell Rubbermaid, Inc.	101,660
3,000	PulteGroup, Inc.	57,570
1,000	The Ryland Group, Inc.	39,930
1,700	SodaStream International, Ltd.*	74,970
2,000	Tempur Sealy International, Inc.*	101,340
2,900	Toll Brothers, Inc.*	104,110
4,800	Tupperware Brands Corporation	402,048

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Household Durables — 1.5% (Continued)
1,200	Whirlpool Corporation	$179,352
		2,981,961

	Household Products — 0.4%
2,000	Church & Dwight Company, Inc.	138,140
400	The Clorox Company	35,204
2,600	Energizer Holdings, Inc.	261,924
400	Kimberly-Clark Corporation	44,100
1,800	Spectrum Brands Holdings, Inc.	143,460
1,600	WD-40 Company	124,112
		746,940

	Independent Power Producers &
	Energy Traders — 0.0%
700	Pattern Energy Group, Inc.	18,991

	Industrial Conglomerates — 0.5%
1,100	3M Company	149,226
2,100	Carlisle Companies, Inc.	166,614
1,900	Danaher Corporation	142,500
2,000	General Electric Company	51,780
6,200	Koninklijke Philips N.V. NYS	217,992
1,600	Siemens AG - SP-ADR	216,240
		944,352

	Insurance — 3.4%
1,000	ACE, Ltd.	99,060
11,000	AEGON N.V. NYS	101,200
3,200	Aflac, Inc.	201,728
1,000	Allied World Assurance
	Company Holdings AG	103,190
2,900	American Financial Group, Inc.	167,359
2,800	American International Group, Inc.	140,028
1,600	Aon plc	134,848
1,200	Aspen Insurance Holdings, Ltd.	47,640
3,000	Assurant, Inc.	194,880
800	The Chubb Corporation	71,440
20,100	CNO Financial Group, Inc.	363,810
11,800	eHealth, Inc.*	599,440
900	Everest Re Group, Ltd.	137,745
1,800	Fidelity National Financial, Inc.	56,592
2,800	First American Financial Corporation	74,340
24,400	Genworth Financial, Inc.*	432,612
6,600	The Hartford Financial
	Services Group, Inc.	232,782
3,100	HCI Group, Inc.	112,840
1,100	Kemper Corporation	43,087
7,300	Lincoln National Corporation	369,891
8,900	Marsh & McLennan Companies, Inc.	438,770
4,900	MBIA, Inc.*	68,551
3,900	MetLife, Inc.	205,920
3,400	Platinum Underwriters Holdings, Ltd.	204,340
300	Primerica, Inc.	14,133
1,800	Principal Financial Group, Inc.	82,782
800	The Progressive Corporation	19,376
5,200	Protective Life Corporation	273,468
5,300	Prudential Financial, Inc.	448,645
1,700	Stewart Information
	Services Corporation	59,721
9,300	Torchmark Corporation	731,910
2,200	The Travelers Companies, Inc.	187,220
5,400	Unum Group	190,674
4,100	XL Group plc	128,125
		6,738,147

	Internet & Catalog Retail — 3.7%
5,000	Amazon.com, Inc.*	1,682,600
14,100	Ctrip.com International, Ltd. - ADR*	710,922
1,800	E-Commerce China Dangdang, Inc. -
	SP-ADR, Class A*	25,848
4,500	Expedia, Inc.	326,250
1,300	FTD Companies, Inc.*	41,353
39,600	Groupon, Inc.*	310,464
3,400	HomeAway, Inc.*	128,078
300	HSN, Inc.	17,919
8,000	Liberty Interactive Corporation, Class A*	230,960
2,600	Liberty Ventures, Series A*	338,858
3,500	Netflix, Inc.*	1,232,105
3,800	Nutrisystem, Inc.	57,266
11,600	Orbitz Worldwide, Inc.*	90,944
2,300	Overstock.com, Inc.*	45,310
900	The Priceline Group, Inc.*	1,072,701
1,100	RetailMeNot, Inc.*	35,200
9,500	TripAdvisor, Inc.*	860,605
700	Vipshop Holdings, Ltd. - ADS*	104,510
		7,311,893

	Internet Software & Services — 5.4%
8,700	Akamai Technologies, Inc.*	506,427
7,700	Autobytel, Inc.*	95,711
5,200	Baidu, Inc. - SP-ADR*	792,376
1,300	Bitauto Holdings, Ltd.*	46,592
15,300	BroadVision, Inc.*	169,218

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Internet Software & Services — 5.4% (Continued)
6,200	Conversant, Inc.*	$174,530
3,200	Demandware, Inc.*	204,992
1,500	Digital River, Inc.*	26,145
2,900	eBay, Inc.*	160,196
200	Equinix, Inc.*	36,968
10,800	Facebook, Inc., Class A*	650,592
2,100	Google, Inc., Class A*	2,340,471
1,600	IAC/InterActiveCorp	114,224
2,700	j2 Global, Inc.	135,135
1,900	LinkedIn Corporation, Class A*	351,386
700	LogMeIn, Inc.*	31,423
4,700	Monster Worldwide, Inc.*	35,156
1,200	Move, Inc.*	13,872
3,600	NetEase, Inc. - ADR	242,280
1,500	NIC, Inc.	28,965
1,300	OpenTable, Inc.*	100,009
5,300	Pandora Media, Inc.*	160,696
2,400	Qihoo 360 Technology
	Company, Ltd. - ADR*	238,992
800	Rackspace Hosting, Inc.*	26,256
2,800	Renren, Inc. - ADR*	9,156
3,200	SINA Corporation*	193,312
4,300	Sohu.com, Inc.*	279,887
700	SouFun Holdings, Ltd. - ADR	47,894
1,400	Trulia, Inc.*	46,480
3,200	Twitter, Inc.*	149,344
4,600	VeriSign, Inc.*	247,986
600	Vistaprint N.V.*	29,532
2,400	Web.com Group, Inc.*	81,672
2,200	WebMD Health Corporation*	91,080
17,300	Yahoo!, Inc.*	621,070
7,800	Yandex N.V.*	235,482
3,800	Yelp, Inc.*	292,334
5,400	Youku Tudou, Inc.*	151,416
11,200	YY, Inc. - ADR*	855,232
8,600	Zillow, Inc.*	757,660
		10,772,149

	IT Services — 4.5%
1,500	Accenture plc, Class A	119,580
5,100	Acxiom Corporation*	175,415
700	Alliance Data Systems Corporation*	190,715
600	Automatic Data Processing, Inc.	46,356
5,200	Broadridge Financial Solutions, Inc.	193,128
16,200	Cognizant Technology Solutions
	Corporation, Class A*	819,882
2,300	Computer Sciences Corporation	139,886
3,800	CSG Systems International, Inc.	98,952
6,600	DST Systems, Inc.	625,614
1,700	Euronet Worldwide, Inc.*	70,703
15,400	Fidelity National Information
	Services, Inc.	823,130
8,100	Fiserv, Inc.*	459,189
300	FleetCor Technologies, Inc.*	34,530
4,900	Gartner, Inc.*	340,256
2,200	Global Payments, Inc.	156,442
9,500	Jack Henry & Associates, Inc.	529,720
4,600	iGATE Corporation*	145,084
2,100	Infosys, Ltd. - SP-ADR	113,778
200	International Business
	Machines Corporation	38,498
15,700	MasterCard, Inc., Class A	1,172,790
6,100	Paychex, Inc.	259,860
500	QIWI plc - SP-ADR	17,325
13,800	Sapient Corporation*	235,428
300	Syntel, Inc.*	26,970
2,700	TeleTech Holdings, Inc.*	66,177
1,000	Teradata Corporation*	49,190
5,600	Total System Services, Inc.	170,296
3,100	Vantiv, Inc., Class A*	93,682
6,600	VeriFone Systems, Inc.*	223,212
7,100	Visa, Inc.	1,532,606
		8,968,394

	Leisure Equipment & Products — 0.3%
1,300	Brunswick Corporation	58,877
2,300	Hasbro, Inc.	127,926
1,500	Nautilus, Inc.*	14,445
1,100	Polaris Industries, Inc.	153,681
3,600	Smith & Wesson Holding Corporation*	52,632
1,800	Sturm, Ruger & Company, Inc.	107,640
		515,201

	Life Sciences Tools & Services — 1.3%
19,600	Affymetrix, Inc.*	139,748
6,500	Agilent Technologies, Inc.	363,480
2,300	Albany Molecular Research, Inc.*	42,757
400	Charles River Laboratories
	International, Inc.*	24,136
300	Covance, Inc.*	31,170
5,000	Illumina, Inc.*	743,300
The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Life Sciences Tools & Services — 1.3% (Continued)
1,500	Mettler-Toledo International, Inc.*	$353,520
2,300	Parexel International Corporation*	124,407
3,600	PerkinElmer, Inc.	162,216
4,900	Thermo Fisher Scientific, Inc.	589,176
300	Waters Corporation*	32,523
		2,606,433

	Machinery — 3.4%
3,900	Alamo Group, Inc.	211,887
4,600	Barnes Group, Inc.	176,962
2,100	Caterpillar, Inc.	208,677
800	Colfax Corporation*	57,064
2,800	Columbus McKinnon Corporation*	75,012
5,000	Crane Company	355,750
1,500	Cummins, Inc.	223,485
1,300	Deere & Company	118,040
3,700	Donaldson Company, Inc.	156,880
400	Flowserve Corporation	31,336
900	Graco, Inc.	67,266
1,300	The Greenbrier Companies, Inc.*	59,280
2,300	Hardinge, Inc.	33,120
8,600	IDEX Corporation	626,854
1,200	Illinois Tool Works, Inc.	97,596
600	Ingersoll-Rand plc	34,344
3,200	ITT Corporation	136,832
1,400	Kennametal, Inc.	62,020
1,000	The Manitowoc Company, Inc.	31,450
16,200	Mueller Water Products, Inc., Class A	153,900
600	Nordson Corporation	42,294
3,800	PACCAR, Inc.	256,272
7,500	Pall Corporation	671,025
2,400	Parker Hannifin Corporation	287,304
4,000	Pentair, Ltd.	317,360
900	Rexnord Corporation*	26,082
5,200	Snap-On, Inc.	590,096
1,800	Stanley Black & Decker, Inc.	146,232
2,600	Tennant Company	170,612
9,400	Terex Corporation	416,420
1,400	The Timken Company	82,292
4,800	The Toro Company	303,312
1,900	Trinity Industries, Inc.	136,933
1,100	WABCO Holdings, Inc.*	116,116
4,700	Wabtec Corporation	364,250
800	Xylem, Inc.	29,136
		6,873,491

	Marine — 0.0%
3,300	DryShips, Inc.*	10,659

	Media — 3.3%
2,200	Carmike Cinemas, Inc.*	65,692
5,800	CBS Corporation, Class B Non-Voting	358,440
1,500	ChinaNet Online Holdings, Inc.*	2,610
3,400	Comcast Corporation, Class A	170,068
6,600	DIRECTV*	504,372
7,200	Discovery Communications, Inc., Class A*	595,440
6,000	DISH Network Corporation, Class A*	373,260
9,900	The Walt Disney Company	792,693
2,700	Emmis Communications
	Corporation, Class A*	8,640
1,200	Gannett Company, Inc.	33,120
9,800	The Interpublic Group of Companies, Inc.	167,972
1,316	Liberty Global plc, Class A*	54,746
2,086	Liberty Global plc, Series C*	84,921
200	Lions Gate Entertainment Corporation	5,346
16,200	Live Nation Entertainment, Inc.*	352,350
300	Loral Space & Communications, Inc.*	21,219
17,400	Media General, Inc.*	319,638
1,800	Morningstar, Inc.	142,236
8,400	The New York Times Company, Class A	143,808
6,200	Omnicom Group, Inc.	450,120
3,000	Scripps Networks Interactive, Inc., Class A	227,730
4,200	Sinclair Broadcast Group, Inc., Class A	113,778
54,000	Sirius XM Holdings, Inc.*	172,800
12,300	Starz, Class A*	397,044
1,700	Time Warner Cable, Inc.	233,206
1,600	Time Warner, Inc.	104,528
3,600	Twenty-First Century Fox, Inc., Class B	112,032
7,300	Viacom, Inc. Class B	620,427
		6,628,236

Metals & Mining — 0.4%
2,600	Allegheny Technologies, Inc.	97,968
1,500	Barrick Gold Corporation	26,745
500	BHP Billiton, Ltd. - SP-ADR	33,885
1,000	Commercial Metals Company	18,880
1,400	Freeport-McMoRan Copper & Gold, Inc.	46,298
1,600	Molycorp, Inc.*	7,504
17,400	NovaGold Resources, Inc.*	62,814
500	Rio Tinto plc - SP-ADR	27,915
1,200	Silver Wheaton Corporation	27,240
1,700	Steel Dynamics, Inc.	30,243
6,800	Stillwater Mining Company*	100,708
900	SunCoke Energy, Inc.*	20,556

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Metals & Mining — 0.4% (Continued)
7,100	Taseko Mines, Ltd.*	$13,987
1,200	Ternium S.A. - SP-ADR	35,496
5,200	U.S. Silica Holdings, Inc.	198,484
3,800	Worthington Industries, Inc.	145,350
		894,073
	Multiline Retail — 0.4%
1,800	Dollar General Corporation*	99,864
2,100	Family Dollar Stores, Inc.	121,821
6,800	Macy’s, Inc.	403,172
2,100	Nordstrom, Inc.	131,145
700	J.C. Penney Company, Inc.*	6,034
1,400	Tuesday Morning Corporation*	19,810
		781,846
	Multi-Utilities — 0.3%
500	Dominion Resources, Inc.	35,495
5,900	MDU Resources Group, Inc.	202,429
2,200	NiSource, Inc.	78,166
400	Sempra Energy	38,704
3,500	Vectren Corporation	137,865
1,500	Wisconsin Energy Corporation	69,825
		562,484
	Oil, Gas & Consumable Fuels — 1.9%
700	Athlon Energy, Inc.*	24,815
2,900	BPZ Resources, Inc.*	9,222
8,100	Carrizo Oil & Gas, Inc.*	433,026
11,200	Cheniere Energy, Inc.*	619,920
400	Clayton Williams Energy, Inc.*	45,204
2,000	Concho Resources, Inc.*	245,000
400	Devon Energy Corporation	26,772
2,100	Encana Corporation	44,898
1,200	Energen Corporation	96,972
700	EOG Resources, Inc.	137,319
1,000	EQT Corporation	96,970
2,000	GasLog, Ltd	46,580
3,900	Gulfport Energy Corporation*	277,602
400	Hess Corporation	33,152
14,800	James River Coal Company*	11,099
14,900	Kodiak Oil & Gas Corporation*	180,886
400	Murphy Oil Corporation	25,144
2,200	Newfield Exploration Company*	68,992
900	Noble Energy, Inc.	63,936
2,400	Oasis Petroleum, Inc.*	100,152
400	Occidental Petroleum Corporation	38,116
4,200	ONEOK, Inc.	248,850
1,800	Peabody Energy Corporation	29,412
1,600	Phillips 66	123,296
1,900	Pioneer Natural Resources Company	355,566
2,900	Rentech, Inc.*	5,510
800	Statoil ASA - SP-ADR	22,576
5,200	Stone Energy Corporation*	218,244
9,900	TransGlobe Energy Corporation*	75,042
600	Valero Energy Corporation	31,860
800	Whiting Petroleum Corporation*	55,512
		3,791,645
	Paper & Forest Products — 0.2%
3,000	P.H. Glatfelter Company	81,660
4,400	KapStone Paper and
	Packaging Corporation*	126,896
2,800	Schweitzer-Mauduit International, Inc.	119,252
		327,808
	Personal Products — 0.0%
1,700	Herbalife, Ltd.	97,359
	Pharmaceuticals — 2.4%
3,700	AbbVie, Inc.	190,180
400	Actavis plc*	82,340
2,600	Allergan, Inc.	322,660
4,800	AstraZeneca plc - SP-ADR	311,424
12,600	AVANIR Pharmaceuticals, Inc., Class A*	46,242
3,500	Bristol-Myers Squibb Company	181,825
1,400	Dr. Reddy’s Laboratories, Ltd. - ADR
61,460
1,900	Endo International plc*	130,435
2,200	Forest Laboratories, Inc.*	202,994
600	GlaxoSmithKline plc - SP-ADR	32,058
4,900	Horizon Pharma, Inc.*	74,088
4,600	Jazz Pharmaceuticals plc*	637,928
3,300	Johnson & Johnson	324,159
2,600	The Medicines Company*	73,892
2,500	Merck & Company, Inc.	141,925
4,400	Mylan, Inc.*	214,852
1,600	Novartis AG - ADR	136,032
2,100	Novo Nordisk A/S - SP-ADR	95,865
8,500	Pfizer, Inc.	273,020
2,400	Questcor Pharmaceuticals, Inc.	155,832
1,600	Salix Pharmaceuticals, Ltd.*	165,776
3,900	Sanofi - ADR	203,892
2,000	SciClone Pharmaceuticals, Inc.*	9,100
2,100	Shire plc - ADR	311,913

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Pharmaceuticals — 2.4% (Continued)
1,200	Teva Pharmaceutical
	Industries, Ltd. - SP-ADR	$63,408
2,500	Valeant Pharmaceuticals
	International, Inc.*	329,575
6,100	VIVUS, Inc.*	36,234
		4,809,109

	Professional Services — 1.0%
2,700	51job, Inc. - ADR*	192,375
1,800	The Advisory Board Company*	115,650
1,700	FTI Consulting, Inc.*	56,678
5,000	Kelly Services, Inc., Class A	118,650
4,300	Manpowergroup, Inc.	338,969
11,700	On Assignment, Inc.*	451,503
2,200	Robert Half International, Inc.	92,290
2,700	Towers Watson & Company, Class A	307,935
4,800	TrueBlue, Inc.*	140,448
1,200	Verisk Analytics, Inc., Class A*	71,952
300	VSE Corporation	15,810
		1,902,260

	Real Estate Management &
	Development — 0.2%
2,800	CBRE Group, Inc., Class A*	76,804
1,200	The Howard Hughes Corporation*	171,252
400	Jones Lang LaSalle, Inc.	47,400
2,200	Kennedy-Wilson Holdings, Inc.	49,522
		344,978

	Road & Rail — 1.2%
2,000	Arkansas Best Corporation	73,900
12,300	Avis Budget Group, Inc.*	599,010
3,300	CSX Corporation	95,601
7,900	Hertz Global Holdings, Inc.*	210,456
1,600	J.B. Hunt Transportation Services, Inc.	115,072
2,700	Kansas City Southern	275,562
2,000	Norfolk Southern Corporation	194,340
2,000	Old Dominion Freight Line, Inc.*	113,480
2,800	Ryder System, Inc.	223,776
2,400	Union Pacific Corporation	450,384
		2,351,581

	Semiconductors &
	Semiconductor Equipment — 4.2%
3,800	Advanced Energy Industries, Inc.*	93,100
8,400	Advanced Micro Devices, Inc.*	33,684
4,100	Analog Devices, Inc.	217,874
8,000	Applied Materials, Inc.	163,360
5,600	ARM Holdings plc - SP-ADR	285,432
300	ASML Holding N.V. NYS	28,008
14,900	Atmel Corporation*	124,564
6,100	Avago Technologies, Ltd.	392,901
900	Broadcom Corporation, Class A	28,332
6,100	Canadian Solar, Inc.*	195,444
2,800	Cavium, Inc.*	122,444
3,400	Cree, Inc.*	192,304
1,200	Cypress Semiconductor Corporation*	12,324
18,300	Entegris, Inc.*	221,613
10,700	First Solar, Inc.*	746,753
4,400	Freescale Semiconductor, Ltd.*	107,404
3,200	GT Advanced Technologies, Inc.*	54,560
8,100	Himax Technologies, Inc. - ADR	93,312
9,700	Integrated Device Technology, Inc.*	118,631
1,500	Intel Corporation	38,715
1,100	International Rectifier Corporation*	30,140
1,000	Intersil Corporation, Class A	12,920
9,100	JA Solar Holdings Company, Ltd. - ADR*^	92,547
4,500	KLA-Tencor Corporation	311,130
15,000	Kulicke & Soffa Industries, Inc.*	189,150
3,100	Lam Research Corporation*	170,500
18,600	Lattice Semiconductor Corporation*	145,824
21,100	LDK Solar Company, Ltd. - ADR*	5,275
3,100	Linear Technology Corporation	150,939
15,000	LTX-Credence Corporation*	133,650
14,700	Marvell Technology Group, Ltd.	231,525
1,000	Maxim Integrated Products, Inc.	33,120
1,300	Microchip Technology, Inc.	62,088
9,600	Micron Technology, Inc.*	227,136
600	Monolithic Power Systems, Inc.*	23,262
6,900	NVIDIA Corporation	123,579
10,900	NXP Semiconductors N.V.*	641,029
1,400	OmniVision Technologies, Inc.*	24,780
13,200	ON Semiconductor Corporation*	124,080
7,500	PDF Solutions, Inc.*	136,275
1,900	PLX Technology, Inc.*	11,495
2,400	PMC-Sierra, Inc.*	18,264
19,400	RF Micro Devices, Inc.*	152,872
1,200	Rubicon Technology, Inc.*	13,548
600	Sigma Designs, Inc.*	2,856
12,200	Skyworks Solutions, Inc.*	457,744
12,500	SunEdison, Inc.*	235,500

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Values

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Semiconductors &
	Semiconductor Equipment — 4.2% (Continued)
11,200	SunPower Corporation*	$361,312
2,700	Synaptics, Inc.*	162,054
1,200	Teradyne, Inc.*	23,868
5,100	Texas Instruments, Inc.	240,465
4,200	Trina Solar, Ltd. - SP-ADR*	56,490
7,400	TriQuint Semiconductor, Inc.*	99,086
3,700	Ultra Clean Holdings, Inc.*	48,655
800	Veeco Instruments, Inc.*	33,544
4,700	Xilinx, Inc.	255,069
19,100	Yingli Green Energy
	Holding Company, Ltd. - ADR*	83,085
		8,395,615

	Software — 3.3%
1,500	Activision Blizzard, Inc.	30,660
8,500	Adobe Systems, Inc.*	558,790
1,100	Advent Software, Inc.	32,296
600	Aspen Technology, Inc.*	25,416
7,700	Autodesk, Inc.*	378,686
900	BroadSoft, Inc.*	24,057
3,400	CA, Inc.	105,298
4,600	Check Point Software Technologies, Ltd.*	311,098
1,100	Citrix Systems, Inc.*	63,173
500	Concur Technologies, Inc.*	49,535
1,500	Ebix, Inc.	25,605
2,600	Electronic Arts, Inc.*	75,426
800	FactSet Research Systems, Inc.	86,248
4,800	Fair Isaac Corporation	265,536
900	FireEye, Inc.*	55,413
7,700	Fortinet, Inc.*	169,631
14,200	Giant Interactive Group, Inc. - ADR	164,294
17,800	Glu Mobile, Inc.*	84,372
8,000	Informatica Corporation*	302,240
3,500	Intuit, Inc.	272,055
2,500	Manhattan Associates, Inc.*	87,575
7,900	Mentor Graphics Corporation	173,958
1,600	MICROS Systems, Inc.*	84,688
2,800	Microsoft Corporation	114,772
2,700	NetSuite, Inc.*	256,041
4,500	Oracle Corporation	184,095
3,700	Progress Software Corporation*	80,660
1,900	PTC, Inc.*	67,317
1,500	Qlik Technologies, Inc.*	39,885
1,800	Red Hat, Inc.*	95,364
8,800	Salesforce.com, Inc.*	502,392
1,200	SAP AG - SP-ADR	97,572
1,000	Splunk, Inc.*	71,490
1,000	SS&C Technologies Holdings, Inc.*	40,020
6,400	Symantec Corporation	127,808
800	Synchronoss Technologies, Inc.*	27,432
8,000	Synopsys, Inc.*	307,280
2,000	Take-Two Interactive Software, Inc.*	43,860
900	TIBCO Software, Inc.*	18,288
1,200	TiVo, Inc.*	15,876
4,700	Tyler Technologies, Inc.*	393,296
700	The Ultimate Software Group, Inc.*	95,900
500	Verint Systems, Inc.*	23,465
2,200	Virnetx Holding Corporation*	31,196
3,800	VMware, Inc., Class A*	410,476
34,500	Zynga, Inc., Class A*	148,350
		6,618,885

	Specialty Retail — 3.0%
1,300	Advance Auto Parts, Inc.	164,450
700	AutoNation, Inc.*	37,261
900	AutoZone, Inc.*	483,390
5,000	Bed Bath & Beyond, Inc.*	344,000
16,200	Best Buy Company, Inc.	427,842
36,000	Borders Group, Inc.* (b)	—
2,100	Cabela’s, Inc.*	137,571
300	CarMax, Inc.*	14,040
600	The Children’s Place Retail Stores, Inc.	29,886
6,000	Dick’s Sporting Goods, Inc.	327,660
2,400	DSW, Inc., Class A	86,064
4,300	Five Below, Inc.*	182,664
1,600	Foot Locker, Inc.	75,168
700	Francesca’s Holdings Corporation*	12,698
600	GameStop Corporation, Class A	24,660
5,300	The Home Depot, Inc.	419,389
2,200	L Brands, Inc.	124,894
5,500	Lithia Motors, Inc., Class A	365,530
10,800	Lowe’s Companies, Inc.	528,120
4,200	Lumber Liquidators Holdings, Inc.*	393,960
9,500	Office Depot, Inc.*	39,235
500	Outerwall, Inc.*	36,250
1,200	PetSmart, Inc.	82,668
1,200	Ross Stores, Inc.	85,860
400	Signet Jewelers, Ltd.	42,344
3,800	Sonic Automotive, Inc., Class A	85,424

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

COMMON STOCKS — 97.9% (a) (Continued)

	Specialty Retail — 3.0% (Continued)
2,100	Tiffany & Company	$180,915
7,200	The TJX Companies, Inc.	436,680
2,300	Tractor Supply Company	162,449
400	Ulta Salon, Cosmetics & Fragrance, Inc.*	38,992
5,900	Williams-Sonoma, Inc.	393,176
12,700	Zale Corporation*	265,557
		6,028,797

	Telecommunication Services –
	Diversified — 0.5%
33,100	8x8, Inc.*	357,811
600	Atlantic Tele-Network, Inc.	39,552
4,800	BT Group plc - SP-ADR	306,480
1,200	Level 3 Communications, Inc.*	46,968
2,600	magicJack VocalTec, Ltd.*	55,198
9,200	tw telecom, Inc.*	287,592
		1,093,601

	Telecommunication Services –
	Wireless — 0.2%
3,600	SBA Communications Corporation, Class A*	327,456
2,000	T-Mobile US, Inc.*	66,060
		393,516

	Textiles, Apparel & Luxury Goods — 2.1%
300	Columbia Sportswear Company	24,795
2,000	Deckers Outdoor Corporation*	159,460
200	Fossil Group, Inc.*	23,322
9,100	Gildan Activewear, Inc.	458,458
6,900	Hanesbrands, Inc.	527,712
3,600	Iconix Brand Group, Inc.*	141,372
11,700	Kate Spade & Company*	433,953
4,000	Lululemon Athletica, Inc.*	210,360
5,800	Luxottica Group SpA - ADR	334,428
5,700	Michael Kors Holdings, Ltd.*	531,639
1,100	Movado Group, Inc.	50,105
3,600	NIKE, Inc. Class B	265,896
1,800	PVH Corporation	224,586
300	Ralph Lauren Corporation	48,279
500	Skechers U.S.A., Inc., Class A*	18,270
2,900	Under Armour, Inc., Class A*	332,456
6,100	VF Corporation	377,468
		4,162,559

	Thrifts & Mortgage Finance — 0.1%
4,900	Bank Mutual Corporation	31,066
300	BBX Capital Corporation, Class A*	5,835
1,300	BofI Holding, Inc.*	111,475
2,700	Hudson City Bancorp, Inc.	26,541
1,500	MGIC Investment Corporation*	12,780
5,100	Radian Group, Inc.	76,653
		264,350

	Tobacco — 0.0%
2,800	Vector Group, Ltd.	60,312

	Trading Companies & Distributors — 0.6%
2,100	Fastenal Company	103,572
2,600	GATX Corporation	176,488
1,600	W.W. Grainger, Inc.	404,256
1,600	Titan Machinery, Inc.*	25,072
5,900	United Rentals, Inc.*	560,146
		1,269,534

	Water Utilities — 0.1%
1,000	American States Water Company	32,290
1,400	California Water Service Group	33,516
3,200	Consolidated Water Company, Ltd.	42,176
		107,982
	TOTAL COMMON STOCKS
	(cost $137,047,172)	195,268,224

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2014 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS — 98.5% (a) (Continued)

PUBLICLY TRADED PARTNERSHIPS — 0.3% (a)

	Auto Components — 0.1%
1,711	Icahn Enterprises L.P.	$175,771

	Capital Markets — 0.1%
600	The Blackstone Group L.P.	19,950
400	The Carlyle Group L.P.	14,056
7,000	Fortress Investment Group LLC, Class A	51,800
1,700	Lazard, Ltd., Class A	80,053
		165,859
	Hotels, Restaurants & Leisure — 0.0%
600	Cedar Fair L.P.	30,558

	Metals & Mining — 0.0%
2,500	Hi-Crush Partners L.P.	100,800

	Oil, Gas & Consumable Fuels — 0.1%
700	Enterprise Products Partners L.P.	48,552
1,300	Summit Midstream Partners L.P.	55,939
400	Sunoco Logistics Partners L.P.	36,352
		140,843
	TOTAL PUBLICLY TRADED PARTNERSHIPS
	(cost $573,027)	613,831
REITS — 0.3% (a)

	Real Estate Investment Trusts — 0.3%
500	CubeSmart	8,580
600	Extra Space Storage, Inc.	29,106
5,500	OMEGA Healthcare Investors, Inc.	184,360
1,800	Parkway Properties, Inc.	32,850
1,500	Pebblebrook Hotel Trust	50,655
600	Prologis, Inc.	24,498
200	Simon Property Group, Inc.	32,800
1,100	Sovran Self Storage, Inc.	80,795
300	Vornado Realty Trust	29,568
		473,212
	TOTAL REITS
	(cost $380,811)	473,212

WARRANTS — 0.0% (a)
	Insurance — 0.0%
3,150	American International Group, Inc.,
	Expiration Date - 01/19/21,
	Exercise Price - $45.00*	$64,386
	TOTAL WARRANTS
	(cost $47,259)	64,386
	TOTAL INVESTMENTS — 98.5%
	(cost $138,048,269)	196,419,653
	Cash and receivables,
	less liabilities — 1.5% (a)	2,981,355
	TOTAL NET ASSETS — 100.0%	$199,401,008

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC).
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and are classified as level 3.  As of March 31, 2014, the aggregate value of this security was $0 which represents 0.0% of total net assets.

ADR	– Unsponsored American Depositary Receipt
ADS	– American Depositary Share
AG	– German Corporation
A/S	–Danish Company
ASA	– Norwegian Public Limited Company
L.P.	– Limited Partnership
N.V.	– Dutch Public Limited Liability Company
NYS	– New York Registered Shares
Oyj	– Finnish Public Limited Company
plc	– Public Limited Company
S.A.	– Sociedad Anonima
S.A.B.de C.V. –  Sociedad Anonima    Bursetil de Capital Variable
SP	- ADR – Sponsored American Depositary Receipt
SpA	– Italian Corporation

The Global Industry Classification Standard (GICS) was developed by and or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (S&P).  GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $5,110)	$1,049,222
Total investment income	1,049,222
EXPENSES:
Management fees	1,053,269
Transfer agent fees	164,389
Administrative and accounting services	141,089
Distribution fees	107,231
Custodian fees	47,516
Insurance expense	33,580
Professional fees	22,848
Registration fees	19,207
Printing and postage expense	19,040
Board of Directors fees	13,961
Chief Compliance Officer fees	12,500
Overdraft fees	562
Other expenses	2,589
Total expenses	1,637,781
NET INVESTMENT LOSS	(588,559)
NET REALIZED GAIN ON INVESTMENTS	11,587,991
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	6,891,138
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,479,129
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,890,570

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2014 (Unaudited) and For the Year Ended September 30, 2013

	2014	2013
OPERATIONS:
Net investment loss	$(588,559)	$(399,151)
Net realized gain on investments and foreign currency transactions	11,587,991	11,866,899
Net increase in unrealized appreciation on investments	6,891,138	26,278,715
Net increase in net assets resulting from operations	17,890,570	37,746,463
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net capital gains ($3.37552 per share and $0.62743 per share, respectively)	(9,569,666)	(1,885,775)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (239,614 and 827,098 shares, respectively)	17,822,628	52,428,676
Net asset value of shares issued in distributions reinvested (122,033 and 31,377 shares, respectively)	9,048,740	1,783,482
Cost of shares redeemed (563,314 and 1,132,566 shares, respectively)	(41,669,940)	(70,266,908)
Net decrease in net assets derived from Fund share activities	(14,798,572)	(16,054,750)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,477,668)	19,805,938
NET ASSETS AT THE BEGINNING OF THE PERIOD	205,878,676	186,072,738
NET ASSETS AT THE END OF THE PERIOD (Includes undistributed net investment
income of $(649,823) and $(61,264), respectively)	$199,401,008	$205,878,676

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Months Ending		Years Ended September 30,
	March 31, 2014		2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$71.45		$58.97	$46.50	$48.29	$41.87	$31.85
Income from investment operations:
Net investment loss(a)	(0.21)		(0.14)	(0.19)	(0.27)	(0.25)	(0.42)
Net realized and unrealized gains (losses) on investments	6.55		13.25	12.66	(1.52)	6.67	10.44
Total from investment operations	6.34		13.11	12.47	(1.79)	6.42	10.02
Less distributions:
Distributions from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(3.38)		(0.63)	—	—	—	—
Total from distributions	(3.38)		(0.63)	—	—	—	—
Net asset value, end of period	$74.41		$71.45	$58.97	$46.50	$48.29	$41.87
TOTAL RETURN	8.90	%(1)	22.50%	26.82%	(3.71%)	15.33%	31.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$199,401		$205,879	$186,073	$199,183	$116,043	$48,553
Ratio of expenses (after reimbursement)
to average net assets*	1.55	%(2)	1.58%	1.53%	1.55%	1.80%	2.00%
Ratio of net investment loss to average net assets**	(0.56	%)(2)	(0.21%)	(0.34%)	(0.49%)	(0.55%)	(1.24%)
Portfolio turnover rate	46	%(1)	133%	99%	55%	80%	527%

(a)	Amount calculated based on average shares outstanding throughout the period.
(1)	Not annualized.
(2)	Annualized.
*	Computed after giving effect to adviser’s expense limitation undertaking. If the Fund had paid all of its expenses for the year ended September 30, 2009, the ratio would have been 2.51%.
**	If the Fund had paid all of its expenses for the year ended September 30, 2009, the ratio would have been (1.75%).

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2014 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1—	Common Stocks	$195,268,224
	Publicly Traded Partnerships	613,831
	REITS	473,212
	Warrants	64,386
	Total Level 1	196,419,653
Level 2—	None	—
Level 3—	Common Stocks	0	*
Total		$196,419,653	**

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period. For the six months ended March 31, 2014, there were no transfers between levels.

*
The security classified as Level 3 is a result of the company filing for bankruptcy and no additional observable inputs being available as of March 31, 2014.  The security was classified as Level 3 as of September 30, 2013, and there was no change in value from September 30, 2013 to March 31, 2014.

**	Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships, REITS and warrants by industry type.

(b)	Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)
The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)
GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2013, the following table shows the reclassifications made:

Accumulated Net	Accumulated Undistributed Net
Investment Loss	Realized Gain on Investments	Capital Stock
$964,985	$(942,724)	$(22,261)

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2014 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(f)
No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2013. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2014, open Federal tax years include the tax years ended September 30, 2010 through 2013. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ending March 31, 2014, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Reynolds Capital Management, LLC (“RCM”), to serve as investment adviser and manager. The sole owner of RCM is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1.00% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years. No such reimbursements were required for the six months ending March 31, 2014.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.  For the six months ended March 31, 2014, the Fund incurred $107,231 pursuant to the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)	Investment Transactions —

For the six months ending March 31, 2014, purchases and proceeds of sales of investment securities (excluding short-term securities) were $96,812,308 and $123,367,339, respectively.  There were no purchases or sales of U.S. Government securities.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2013:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$156,817,226	$53,237,467	$(5,294,384)	$47,943,083	$1,157,895	$8,411,745

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2014 (Unaudited)

5)	Income Tax Information — (Continued)

The tax components of dividends paid during the six month period ended March 31, 2014 and the year ended September 30, 2013 are:

Six Months Ended		Year Ended
March 31, 2014		September 30, 2013
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$1,157,907	$8,411,759	$ —	$1,885,775

Since there were no ordinary distributions paid for the year ended September 30, 2013, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

ADVISORY AGREEMENT

On December 4, 2013, the Board of Directors (“Directors”) of Reynolds Funds, Inc. approved the continuation of the Reynolds Blue Chip Growth Fund’s (“Fund”) investment advisory agreement with Reynolds Capital Management, LLC (“RCM”). Prior to approving the continuation of the advisory agreement, the Directors considered:

•the nature, extent and quality of the services provided by RCM

•the investment performance of the Fund

•the costs of the services to be provided and profits to be realized by RCM from its relationship with the Fund

•the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

•the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by RCM, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing services provided by RCM to the Fund.  The Directors concluded that RCM was providing essential services to the Fund.

The Directors reviewed the performance of the Fund and the profitability of RCM.  They also reviewed data comparing fees and expenses of the Fund to comparable mutual funds, and the investment performance of the Fund compared to its benchmark. The Directors concluded that the performance of the Fund was satisfactory. With respect to RCM’s profitability, the Directors concluded that RCM has sufficient resources to service the Fund, and that the advisory fee is reasonable.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports of the costs of services provided, and the profits realized, by RCM, from its relationship with the Fund and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratio of, and the advisory fees paid by, the Fund, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was comparable to those of comparable mutual funds.

The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time.

All of the factors above were considered separately by the Board, including the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”) meeting in an executive session. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the advisory agreement.  Based on the factors discussed above, the Board, including all of the Independent Directors, approved the continuation of the advisory agreement.

(This Page Intentionally Left Blank.)

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
3565 South Las Vegas Boulevard, #403
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
RAFFERTY CAPITAL MARKETS, LLC
1010 Franklin Avenue
Garden City, New York 11530

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

 Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable to open-end investment companies.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By /s/ Frederick L. Reynolds
      Frederick L. Reynolds, President and Treasurer

Date   6/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By /s/ Frederick L. Reynolds
      Frederick L. Reynolds, President and Treasurer

Date   6/2/14